Other Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nonoperating Income (Expense) [Abstract]
Pension non-service cost	$ (6,596)	$ (4,555)	$ (11,715)
Realized gain on disposal of equity method investment	0	(10,619)	0
Other Nonoperating Income (Loss), Revaluation On Investments	(2,963)	(10,175)	17,282
Insurance compensation	5,200	0	0
Capital gain	(428)	1,787	(231)
Other income, net	$ (4,787)	$ (23,562)	$ 5,336